Form 13F Report for the Calendar Year or Quarter Ended:                6/30/2007

Check here if Amendment [ ]; Amendment Number:     -------
 This Amendment (check only one):                  [ ] is a restatement
                                                   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Horizon Bancorp
Address: 515 Franklin Square
           Michigan City, IN 46360

Form 13F File Number 28-6479

Person Signing this Report on Behalf of Reporting Manager:

Name:  James H. Foglesong
Title:  Chief Financial Officer
Phone: 219-873-2608

Signature Place, and Date of Signing:

/s/ James H. Foglesong                             Michigan City, IN
----------------------------------------------     -----------------
James H. Foglesong, Chief Financial Officer        Place

8/15/2007
---------
Date

Report Type (check only one):

                                 [X] 13F Holdings Report
                                          [ ] 13F Notice
                              [ ] 13F Combination Report

List of Other Managers Reporting for               Horizon Trust & Investment
this Manager:                                      Management

Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                       53

Form 13F Information Table Value Total:                           $60,196,100.00

List of Other Included Managers:           Horizon Trust & Investment Management

                                                                                                   INVESTMENT DIRECTION (6)
                                                                                           ---------------------------------------
          NAME OF ISSUER (1)           TYPE (2)  CUSIP (3)    MARKET (4)    SHARES/PV (5)    SOLE     SHARED-DEFINED  SHARED-OTHER
-------------------------------------  --------  ---------  --------------  -------------  ---------  --------------  ------------
Aflac Inc.                             Equity    001055102          778710      15150           8094         7056          0
AT & T Inc                             Equity    00206R102          697823      16815              0        16815          0
Alltel Corp                            Equity    020039103          428470       6343           2792         3551          0
Altria Group, Inc.                     Equity    02209S103          574166       8186              0         8186          0
American Express Company               Equity    025816109          620182      10137              0        10137          0
Ametek Inc                             Equity    031100100          607898      15320              0        15320          0
BP Amoco PLC, ADR's                    Equity    055622104         1660014      23011              0        23011          0
Bank America Corp                      Equity    060505104         1030210      21072           7919        13153          0
Berkshire Hathaway Inc Del Cl A        Equity    084670108          218950          2              0            2          0
Berkshire Hathaway, Inc. Cl B          Equity    084670207          569590        158             20          138          0
Caterpillar Inc                        Equity    149123101          379677       4849           2583         2266          0
Chevron Corporation                    Equity    166764100         1215920      14434           5607         8827          0
Cisco Systems Inc                      Equity    17275R102          344894      12384           6183         6201          0
Conagra Inc                            Equity    205887102          328740      12239           6714         5525          0
DFA Five-Year Global Fixed Income #24  Equity    233203884         6532117     607639         350283       257356          0
DNP Select Income Fund Inc.            Equity    23325P104          924267      84951              0        84951          0
Du Pont DE Nemours                     Equity    263534109          547598      10771           4357         6414          0
Exxon Mobil Corp                       Equity    30231G102         1075258      12819              0        12819          0
Fifth Third Bancorp                    Equity    316773100          247528       6224              0         6224          0
General Electric Company               Equity    369604103         1226453      32039           8786        23253          0
Home Depot Incorporated                Equity    437076102          553930      14077           6268         7809          0
Hubbell Inc Cl B                       Equity    443510201          296855       5475              0         5475          0
International Business Machines Corp   Equity    459200101          694966       6603           2271         4332          0
Ishares Goldman Sachs Tech I           Equity    464287549         1631818      28846          14963        13883          0
Johnson & Johnson                      Equity    478160104          734880      11926           4066         7860          0
Johnson Controls Inc                   Equity    478366107          477320       4123           2105         2018          0
L-3 Communications Holdings, Inc.      Equity    502424104          747273       7673           3449         4224          0
Lehman Brothers Holdings Inc           Equity    524908100          200112       2640              0         2640          0
Medtronic Inc                          Equity    585055106          626106      12073           6104         5969          0
Microsoft Corporation                  Equity    594918104          423543      14372           6339         8033          0
Moody's Corp                           Equity    615369105          255020       4100              0         4100          0
Omnicom Group Inc                      Equity    681919106          256874       4854           2470         2384          0
Paychex, Inc                           Equity    704326107          395268      10104           5442         4662          0
Pepsico Inc                            Equity    713448108          580667       8954           3136         5818          0
Pfizer Inc.                            Equity    717081103          634136      24800          10285        14515          0
Royal Dutch Shell PLC-ADR A            Equity    780259206          255780       3150              0         3150          0
Energy Select Sector SPDR              Equity    81369Y506         1306326      18935          10527         8408          0
Utilities Select Sector SPDR           Equity    81369Y886          862092      21781          11158        10623          0
TJX Companies, Inc.                    Equity    872540109          434198      15789           8788         7001          0
Vanguard GNMA #536 - Admiral Class     Equity    922031794        20835328    2081451        1037556      1043896          0
Vanguard Consumer Discretionary ETF    Equity    92204A108          230777       3636           2119         1517          0

                                                             VOTING AUTHORITY (8)
                                                           --------------------------
          NAME OF ISSUER (1)           OTHER MANAGERS (7)   SOLE    SHARED    NONE
-------------------------------------  ------------------  -------  ------  ---------
Aflac Inc.                                                    4481       0      10669
AT & T Inc                                                    4380       0      12435
Alltel Corp                                                   2181       0       4162
Altria Group, Inc.                                             850       0       7336
American Express Company                                         0       0      10137
Ametek Inc                                                       0       0      15320
BP Amoco PLC, ADR's                                           1000       0      22011
Bank America Corp                                             4944       0      16128
Berkshire Hathaway Inc Del Cl A                                  0       0          2
Berkshire Hathaway, Inc. Cl B                                   33       0        125
Caterpillar Inc                                               1345       0       3504
Chevron Corporation                                           4629       0       9805
Cisco Systems Inc                                             3834       0       8550
Conagra Inc                                                   3779       0       8460
DFA Five-Year Global Fixed Income #24                       132466    3675     471497
DNP Select Income Fund Inc.                                  10250     600      74101
Du Pont DE Nemours                                            3486       0       7285
Exxon Mobil Corp                                              1700       0      11119
Fifth Third Bancorp                                              0       0       6224
General Electric Company                                     13631       0      18408
Home Depot Incorporated                                       3714       0      10363
Hubbell Inc Cl B                                                 0       0       5475
International Business Machines Corp                          1567       0       5036
Ishares Goldman Sachs Tech I                                  8818       0      20028
Johnson & Johnson                                             5407       0       6519
Johnson Controls Inc                                          1421       0       2702
L-3 Communications Holdings, Inc.                             2557       0       5116
Lehman Brothers Holdings Inc                                     0       0       2640
Medtronic Inc                                                 3826       0       8247
Microsoft Corporation                                         3609       0      10763
Moody's Corp                                                     0       0       4100
Omnicom Group Inc                                             1497       0       3357
Paychex, Inc                                                  3207       0       6897
Pepsico Inc                                                   4190       0       4764
Pfizer Inc.                                                   6209       0      18591
Royal Dutch Shell PLC-ADR A                                    200       0       2950
Energy Select Sector SPDR                                     5781       0      13154
Utilities Select Sector SPDR                                  6543       0      15238
TJX Companies, Inc.                                           5022       0      10767
Vanguard GNMA #536 - Admiral Class                          490216   14082    1577152
Vanguard Consumer Discretionary ETF                           1060       0       2576

                                                                                                   INVESTMENT DIRECTION (6)
                                                                                           ---------------------------------------
          NAME OF ISSUER (1)           TYPE (2)  CUSIP (3)    MARKET (4)    SHARES/PV (5)    SOLE     SHARED-DEFINED  SHARED-OTHER
-------------------------------------  --------  ---------  --------------  -------------  ---------  --------------  ------------
Vanguard Consumer Staples ETF          Equity    92204A207          447663       6635           3865         2770          0
Vanguard Financial ETF                 Equity    92204A405          864912      13546           7322         6224          0
Vanguard Health Care ETF               Equity    92204A504          762209      12634           7368         5266          0
Vanguard Industrials ETF               Equity    92204A603          589237       7981           4409         3572          0
Vanguard Materials ETF                 Equity    92204A801          403142       4776           2478         2298          0
Vanguard Telecom Service ETF           Equity    92204A884          405928       4912           2840         2072          0
Wachovia Corp                          Equity    929903102          772748      15078           7510         7568          0
Wal-Mart Stores Inc                    Equity    931142103          510351      10608           4342         6266          0
Walgreen CO                            Equity    931422109          680400      15627           4296        11331          0
Wells Fargo & CO New                   Equity    949746101         1363611      38772          11609        27163          0
Whirlpool Corp                         Equity    963320106          561226       5047            105         4942          0
Accenture Ltd.                         Equity    G1150G111          351998       8207           4307         3900          0
OpenTV Corp                            Equity    G67543101           40941      19312              0        19312          0
                                                            ----------------------------------------------------------------
                                                            $60,196,100.00  3,383,040      1,600,835    1,782,206          0
                                                            ================================================================

                                                             VOTING AUTHORITY (8)
                                                           --------------------------
          NAME OF ISSUER (1)           OTHER MANAGERS (7)   SOLE    SHARED    NONE
-------------------------------------  ------------------  -------  ------  ---------
Vanguard Consumer Staples ETF                                 1988       0       4647
Vanguard Financial ETF                                        4186       0       9360
Vanguard Health Care ETF                                      3538       0       9096
Vanguard Industrials ETF                                      2530       0       5451
Vanguard Materials ETF                                        1453       0       3323
Vanguard Telecom Service ETF                                  1455       0       3457
Wachovia Corp                                                 4446       0      10632
Wal-Mart Stores Inc                                           3265       0       7343
Walgreen CO                                                   3236       0      12391
Wells Fargo & CO New                                         10674       0      28098
Whirlpool Corp                                                   0       0       5047
Accenture Ltd.                                                2634       0       5573
OpenTV Corp                                                  19312       0          0
                                                           --------------------------
                                                           806,550  18,357  2,558,131
                                                           ==========================